Amortization Type
First Payment Date
Appraisal Date
Appraisal Age
Maturity Date
Original Loan Amount
Original Interest Only Flag
Original Interest Rate
Original Amortization Term
Original Term to Maturity
City
State
Zip Code
Gross Margin
Index
First Rate Adjustment Date (ARMs)
Rate Frequency
Initial Interest Rate Cap (Change Up)
Initial Interest Rate Cap (Change Down)
Subsequent Interest Rate Cap (Change Up)
Subsequent Interest Rate Cap (Change Down)
Lifetime Maximum Rate
Lifetime Minimum Rate
Prepayment Penalty Flag (Y/N)
Mortgage Insurance
Mortgage Insurance Company Name
Mortgage Insurance Percent
Borrower Original FICO Score
Most Recent FICO Score Date
Co-Borrower Original FICO Score
Property Type
Purpose Of Loan Proceeds
Occupancy Type
Appraisal Value At Origination
Sales Price
Lien Position
Leasehold
Underwriting Guidelines and Version
QM Status
Documentation Type
Original P&I